Income taxes - Deferred Assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 9,986	$ 197,081	$ 218,791	$ 201,048
Deferred tax assets	$ 17,635	348,034	380,103	463,260
Net deferred ISR asset		150,953	161,312	262,212	$ 314,430
Provisions, allowances and labor obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		116,740	99,313	69,288
Deferred tax assets		217,987	190,164	189,002
Leasehold improvements
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		362,866	419,384	386,888
Deferred tax assets		(281,119)	(303,839)	(360,211)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		9,955	53,004	42,919
Deferred tax assets		411,166	493,778	634,469
Recoverable tax on assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		39,090	48,276	73,633
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 421,121	$ 546,782	$ 677,388